Common Stock Warrants	12 Months Ended
Dec. 31, 2022
Common Stock Warrants
Common Stock Warrants

Note 21 – Common Stock Warrants

Warrants to purchase a total of 11,511,650 shares of common stock were outstanding as of December 31, 2022.

On December 21, 2022, the Company received proceeds of $50,000 from the sale of 2,500 units, consisting of 2,500 shares of Series A Preferred Stock and five-year warrants to purchase 250,000 shares of common stock at an exercise price of $0.25 per share from an accredited investor. The proceeds received were allocated between the Series A Preferred Stock and warrants on a relative fair value basis. The aggregate estimated value of the warrants using the Black-Scholes Pricing Model, based on a weighted average volatility rate of 157% and a weighted average call option value of $0.0699, was $17,468.

On December 20, 2022, the Company received proceeds of $50,000 from the sale of 2,500 units, consisting of 2,500 shares of Series A Preferred Stock and five-year warrants to purchase 250,000 shares of common stock at an exercise price of $0.25 per share from another accredited investor. The proceeds received were allocated between the Series A Preferred Stock and warrants on a relative fair value basis. The aggregate estimated value of the warrants using the Black-Scholes Pricing Model, based on a weighted average volatility rate of 157% and a weighted average call option value of $0.07, was $17,499.

ONE WORLD PRODUCTS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

The following is a summary of information about our warrants to purchase common stock outstanding at December 31, 2022.

Shares Underlying Warrants Outstanding				Shares Underlying Warrants Exercisable
Range of Exercise Prices	Shares Underlying Warrants Outstanding	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Shares Underlying Warrants Exercisable	Weighted Average Exercise Price
$0.25-$0.50	11,511,650	2.43 years	$0.25-$0.50	11,511,650	$0.25-$0.50

The fair value of each warrant grant is estimated on the date of grant using the Black-Scholes option pricing model with the following weighted-average assumptions used for grants under the fixed option plan:

	December 31,	December 31,
	2022	2021

Average risk-free interest rates	3.79%	0.47%
Average expected life (in years)	5.00	3.00
Volatility	157%	197%

The weighted average fair value of warrants granted with exercise prices at the current fair value of the underlying stock was approximately $0.29 and $0.10 per warrant for the years ended December 31, 2022 and 2021, respectively.

The following is a summary of activity of outstanding common stock warrants:

		Weighted
		Average
	Number	Exercise
	of Shares	Prices
Balance, December 31, 2020	7,511,650	$0.25
Warrants granted	3,500,000	0.39
Balance, December 31, 2021	11,011,650	0.30
Warrants granted	500,000	0.25
Balance, December 31, 2022	11,511,650	$0.29

Exercisable, December 31, 2022	11,511,650	$0.29